Federal Income Taxes	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Tax Status [Line Items]
Federal Income Taxes	Federal Income Taxes
The Internal Revenue Service (IRS) has determined and informed the Company by a letter dated June 6, 2017, that the Plan and related trust are designed for qualification as exempt from federal income taxes in accordance with applicable sections of the Code. Although the Plan has been amended since the determination letter application was filed, the Company believes that the Plan is currently designed and is being operated in compliance with the applicable requirements of the Code, and the Plan continues to be tax-exempt. Therefore, no provision for income taxes has been included in the Plan's financial statements.
GAAP requires Plan management to evaluate tax positions taken by the Plan. The effects of an uncertain tax position are recognized in the financial statements when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken and no interest or penalties related to uncertain tax positions. The Plan is subject to routine audits by taxing jurisdictions.